Earnings per share	12 Months Ended
Dec. 31, 2019
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Earnings per share
19.	Earnings per share

a)	Basic
Basic earnings per share is calculated by dividing net income the profit attributable to equity holders of PagSeguro Digital by the weighted average number of common shares issued and outstanding for the years ended
December 31, 2019, 2018 and 2017:

	For the year ended December 31,
	2019	2018	2017
Profit attributable to stockholders of the Company	1,365,597	909,267	478,781
Weighted average number of outstanding common shares	328,169,609	317,647,562	262,288,607

Basic earnings per share—R$	4.1613	2.8625	1.8254

b)	Diluted
Diluted earnings per share is calculated by dividing net income attributable to equity holders of PagSeguro Digital by the weighted average number of common shares outstanding during the year plus the weighted average number of common shares that would be issued on conversion of all dilutive potential common shares into common shares. The share in the LTIP are the only shares with potential dilutive effect. In this case, a calculation is done to determine the number of shares that could have been acquired at fair value.

	For the year ended December 31,
	2019	2018	2017
Net income attributable to equity holders of the parent	1,365,597	909,267	478,781

Effect of dilution
Weighted average number of outstanding common shares	328,169,609	317,647,562	262,288,607
Weighted average number of shares under options	0	2,581,716	—
Weighted average number of shares that would have been issued at average market price	1,090,047	(2,102,607)	—

Weighted average number of common shares for diluted earnings per share	329,259,656	318,126,671	262,288,607

Diluted earnings per share—R$	4.1475	2.8582	1.8254